Basis of accounting (Tables)	11 Months Ended
Dec. 31, 2019
Basis Of Presentation [Abstract]
Schedule of other intangible assets, useful life
Other intangible assets are amortized in equal installments over their useful estimated lives as follows:

All patents (once filed)	Over the period of the relevant patents (assumed to be 20 years)
Software licenses	3-5 years
Option over non-financial assets	Over the period of the relevant agreement

Schedule of property, plant and equipment, useful life
Property, plant and equipment are stated at cost less depreciation. Cost comprises the purchase price plus any incidental costs of acquisition and commissioning. Depreciation is calculated to write-off the cost, less residual value, in equal annual installments over their estimated useful lives as follows:

Leasehold improvements	Over the period of the remaining lease
Right of use assets	Over the period of the lease
Laboratory equipment	2-10 years
Office and IT equipment	3-5 years

Cost	Leasehold improvements £000	Right of use assets £000	Laboratory equipment £000	Office and IT equipment £000	Total £000
At February 1, 2019	189	1,561	339	496	2,585
Additions	—	—	155	5	160
Disposals	—	—	(10)	(6)	(16)
Revaluation	—	—	—	1	1
At December 31, 2019	189	1,561	484	496	2,730
Accumulated depreciation
At February 1, 2019	(36)	(515)	(171)	(323)	(1,045)
Charge for the period	(65)	(272)	(101)	(86)	(524)
Disposals	—	—	—	6	6
At December 31, 2019	(101)	(787)	(272)	(403)	(1,563)
Net book value
At February 1, 2019	153	1,046	168	173	1,540
At December 31, 2019	88	774	212	93	1,167

Cost (As adjusted*)	Leasehold improvements £000	Right of use assets £000	Laboratory equipment £000	Office and IT equipment £000	Total £000
At February 1, 2018	189	1,561	299	486	2,535
Additions	—	—	62	57	119
Disposals	—	—	(22)	(52)	(74)
Revaluation	—	—	—	5	5
At January 31, 2019	189	1,561	339	496	2,585
Accumulated depreciation
At February 1, 2018	(2)	(180)	(36)	(249)	(467)
Charge for the year	(34)	(335)	(156)	(119)	(644)
Disposals	—	—	21	47	68
Revaluation	—	—	—	(2)	(2)
At January 31, 2019	(36)	(515)	(171)	(323)	(1,045)
Net book value
At February 1, 2018	187	1,380	263	237	2,067
At January 31, 2019	153	1,046	168	173	1,540

* See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.'